Related Party Transactions (Details) (EUR €)	12 Months Ended					6 Months Ended		1 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011		Dec. 31, 2010	Jul. 06, 2012	Dec. 31, 2012 Intel [Member]	Jul. 09, 2012 Intel [Member]	Jul. 09, 2012 Foundation Administration Office MAKTSJAB [Member]	Jul. 09, 2012 Intel 450 MM NRE Funding Agreement [Member]	Jul. 09, 2012 Intel EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project						€ 829,000,000	€ 829,000,000		€ 553,000,000	€ 276,000,000
Investment in ordinary shares as percentage of issued share capital								15.00%
Selling price of shares included in the customer co-investment program	€ 39.91				€ 39.91			€ 39.91
Termination period of NRE funding agreement	Dec. 31, 2017
Net sales	4,731,555,000	5,651,035,000	[1]	4,507,938,000		301,700,000
Outstanding balance						65,000,000
Related Party Transactions (Textual) [Abstract]
Period of subordinated loan		14 years
Subordinated loan		€ 5,000,000
Number of resigned members in supervisory board of related party	2

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.